Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Net loss before income tax	$ (15,985,788)	$ (6,850,918)	$ (15,462,945)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory rates	$ 4,316,163	$ 1,849,748	$ 4,174,995
Non-deductible differences	4,082,556	1,195,284	(225,472)
Flow through expenditures	(1,153,751)	(663,475)
True-up of prior year amounts	(1,039,721)	578,598
Change in unrecognized deductible temporary differences	(6,205,247)	(2,960,155)	(3,949,523)
Total income tax recovery	$ 0	$ 0	$ 0